UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Baupost Group, L.L.C.

Address:   10 St. James Avenue
           Suite 1700
           Boston, MA 02116


Form 13F File Number: 28-7120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Nathan
Title:  Chief Risk Officer
Phone:  (617) 210-8300

Signature,  Place,  and  Date  of  Signing:

/s/ Scott A. Nathan                Boston, MA                         2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $    3,097,470
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ALLIANCE ONE INTL INC       COM             018772103    31984  8786700 SH       SOLE                 8786700      0    0
ALLIED NEVADA GOLD CORP     COM             019344100    85977  2853550 SH       SOLE                 2853550      0    0
AMERICAN INTL GROUP INC     COM NEW         026874784   247100  7000000 SH       SOLE                 7000000      0    0
AVEO PHARMACEUTICALS INC    COM             053588109    39468  4902850 SH       SOLE                 4902850      0    0
BP PLC                      SPONSORED ADR   055622104   455040 10927958 SH       SOLE                10927958      0    0
CENTRAL PAC FINL CORP       COM NEW         154760409    28062  1800000 SH       SOLE                 1800000      0    0
ENZON PHARMACEUTICALS INC   COM             293904108    34775  7850368 SH       SOLE                 7850368      0    0
GENWORTH FINL INC           COM CL A        37247D106   112650 15000000 SH       SOLE                15000000      0    0
IDENIX PHARMACEUTICALS INC  COM             45166R204   100418 20704700 SH       SOLE                20704700      0    0
ITURAN LOCATION AND CONTROL SHS             M6158M104    22874  1685666 SH       SOLE                 1685666      0    0
MICROSOFT CORP              COM             594918104    53419  2000000 SH  CALL SOLE                       0      0    0
NEWS CORP                   CL A            65248E104   205251  8045888 SH       SOLE                 8045888      0    0
NEWS CORP                   CL B            65248E203   341661 13020612 SH       SOLE                13020612      0    0
NOVACOPPER INC              COM             66988K102     9060  5005298 SH       SOLE                 5005298      0    0
NOVAGOLD RES INC            COM NEW         66987E206    97814 21688300 SH       SOLE                21688300      0    0
ORACLE CORP                 COM             68389X105   347997 10444085 SH       SOLE                10444085      0    0
ROVI CORP                   COM             779376102    63803  4134974 SH       SOLE                 4134974      0    0
SYNERON MEDICAL LTD         ORD SHS         M87245102    34680  4000000 SH       SOLE                 4000000      0    0
THERAVANCE INC              COM             88338T104   301437 13553800 SH       SOLE                13553800      0    0
THERAVANCE INC              NOTE 3.000% 1/1 88338TAA2    56100 51000000 PRN      SOLE                51000000      0    0
VIASAT INC                  COM             92552V100   427900 11000000 SH       SOLE                11000000      0    0


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